Shareholders' Equity - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 23, 2017	Sep. 30, 1999
Stockholders Equity Note [Line Items]
Preferred stock outstanding	0	0
Maximum aggregate offering price under sales agreement				$ 250,000
Number of shares authorized to be repurchased					7,500,000
Treasury stock, shares repurchased	0	0	0
Cost of repurchased shares	$ 114,425	$ 114,425	$ 114,425
Remaining number of shares authorized to be repurchased	1,129,087
Class B Common Stock
Stockholders Equity Note [Line Items]
Amount of votes common stock is entitled	ten
Treasury stock, shares repurchased	48,263	48,263	48,263
Common Stock
Stockholders Equity Note [Line Items]
Amount of votes common stock is entitled	one
Percentage of Board entitled to elect	25.00%
Treasury stock, shares repurchased	6,322,650